Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a)	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the following accounting policies which conform with International Financial Reporting Standards (“IFRS”). The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.
The consolidated financial statements have been prepared on the historical cost basis except for financial liabilities for cash-settled share-based payment transactions and derivative financial instruments that are measured at fair value.

(b)	Changes in accounting policies and disclosures
During the year, there have been a number of new standards and new amendments to standards that have come into effect, which the Group has adopted at their respective dates. The adoption of these new standards and new amendments to standards had no material impact on the results of operations and financial position of the Group, except for the adoption of IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) and IFRS 9 Financial Instruments (“IFRS 9”).
IFRS 15 Revenue from Contracts with Customers
The accounting standard establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The core principle of IFRS 15 is an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. See Note 4 for these disclosures. The Group adopted the new standard on January 1, 2018, on a full retrospective basis.
The standard changes the accounting for complimentary services (including rooms, food and beverage, and other services) provided to casino guests as incentives related to gaming play. Complimentary revenues were previously excluded from revenues in the accompanying consolidated income statement prepared in accordance with IFRS. The adoption of the new standard resulted in a decrease in casino revenue due to complimentary services provided and recognition of revenue in the resulting business category of the goods or services provided when the services are rendered. The cost of providing such complimentary services were regrouped in the respective business categories. Certain commission arrangements with third parties were reclassified out of operating expenses and netted with revenue. The effect of adoption of this standard is set out below.
Effect on the consolidated income statement for the year ended December 31, 2017:

	For the year ended			For the year ended
	December 31, 2017	Effects of	Reclassification	December 31, 2017
	as previously stated	IFRS 15	(Note)	as restated
	US$ in millions
Net revenues	$7,715	$(129)	$—	$7,586
Gaming promoter/agency commissions	(135)	127	8	—
Other expenses and losses	(915)	2	(8)	(921)
Effect on the consolidated income statement for the year ended December 31, 2016:

	For the year ended			For the year ended
	December 31, 2016	Effects of	Reclassification	December 31, 2016
	as previously stated	IFRS 15	(Note)	as restated
	US$ in millions
Net revenues	$6,653	$(110)	$—	$6,543
Gaming promoter/agency commissions	(122)	115	7	—
Other expenses and losses	(837)	(5)	(7)	(849)
____________________
Note: Amount represented agency commissions. As the amount was immaterial, it was reclassified to “Other expenses and losses” for the purpose of presenting the consolidated income statement.
IFRS 9 Financial Instruments
The accounting standard replaces the provisions of International Accounting Standard (“IAS”) 39 “Financial Instruments: Recognition and Measurement” that relates to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.
The adoption of IFRS 9 from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transition provisions in IFRS 9 (7.2.15), comparative figures have not been restated.
Effect on the consolidated retained earnings as of January 1, 2018 is as follows:

	Note	US$ in millions
Closing retained earnings as of December 31, 2017 - IAS 39		$2,864
Decrease in carrying amount of bank loan measured at amortized cost	(i)	24
Opening retained earnings as of January 1, 2018 - IFRS 9		$2,888

(i)	Classification and measurement - borrowings
Following the adoption of IFRS 9, the Group is no longer able to defer the recognition of gain from the modification of debt, which did not result in a derecognition of the financial liability. Under the Group’s previous accounting policies, this gain would have been recognized over the remaining life of the borrowing by adjusting the effective interest rate, on the basis the terms and conditions of the credit facility remained largely unchanged. As a result, the carrying amount of the bank loan which is still recognized on the date of the adoption of IFRS 9 has been decreased by US$24 million and the opening retained earnings as of January 1, 2018 has been increased.

(ii)	Impairment of financial asset
The Group’s financial assets consist of cash and cash equivalents, restricted cash and cash equivalents and trade and other receivables that are subsequently recognized at amortized cost. The Group applies the IFRS 9 simplified approach to measure expected credit losses (“ECL”), using a lifetime expected loss allowance for all trade and other receivables. Cash and cash equivalents and restricted cash and cash equivalents are also subject to the impairment requirements of IFRS 9 and, due to their nature, the expected loss allowance is immaterial.
To measure the expected credit losses, except for credit impaired balances and outstanding significant balances that have been assessed individually, the remaining trade receivables have been grouped based on shared credit risk characteristics and days past due. The loss allowance for trade receivables applying lifetime expected credit loss as compared to the incurred loss model of IAS 39 did not result in a material difference and hence did not result in an adjustment of opening retained earnings as of January 1, 2018.
The Group has not early adopted the new or revised standards, amendments and interpretations that have been issued, but not yet effective for the year ended December 31, 2018.
The Group considers that the new or revised standards, amendments and interpretations effective for the annual period beginning on January 1, 2019 will not have a significant impact to the Group’s results of operations and financial position. Further information about IFRS 16 Leases (“IFRS 16”) is described as follows:
IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 superseded IAS 17 Leases (“IAS 17”) and the related interpretations when it became effective.
IFRS 16 distinguishes lease and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees, except for short-term leases and leases of low value assets.
The right-of-use asset is initially measured at cost and subsequently measured at cost less accumulated depreciation and impairment losses. The lease liability is initially measured at the present value of the lease payments not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others.
Under IAS 17, the Group has already recognized an asset and a related finance lease liability for finance lease arrangement and prepaid lease payments for leasehold interest in lands where the Group is a lessee.
Lessor accounting remains largely unchanged under the new standard.
The Group intends to elect the practical expedient to apply IFRS 16 to contracts previously identified as leases applying IAS 17 and not apply this standard to contracts not previously identified as containing a lease applying IAS 17. Therefore, the Group will not reassess whether the contracts are, or contain a lease which already existed prior to the date of initial application. Further, the Group elected the modified retrospective approach for the application of IFRS 16 as lessee without restating comparative information. Management estimates adoption of the standard will result in the recognition of right-of-use assets and lease liabilities for operating leases of approximately US$6 million as at January 1, 2019. The adoption of this standard will not have a material impact on net income.
For the other new or revised standards, amendments and interpretations effective for annual periods after the year of 2019, the Group is still under assessment and is not yet in a position to state whether it would have a significant impact on the results of operations and financial position of the Group.

(c)	Subsidiaries
Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate there are changes to one or more of the three elements of control listed above.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.
Intra-group transactions, balances and unrealized gains and losses on transactions between group companies are eliminated. Profit and losses resulting from inter-company transactions are also eliminated.
The particulars of the Group’s principal subsidiaries as at December 31, 2018, 2017 and 2016 are set out in Note 33.

(d)	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as a group of senior management that makes strategic decisions.

(e)	Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s companies are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is Macao patacas (“MOP”). The consolidated financial statements are presented in US$, which is the presentation currency of LVS.

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated income statement.

(iii)	Group companies
The results of operations and financial position of all the group companies (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
Income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates on the dates of the transactions); and

•	All resulting exchange differences are recognized in other comprehensive income/(loss) (currency translation differences) and will not be reclassified subsequently to profit or loss.
On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings, are recognized in other comprehensive income/(loss). When a foreign operation is sold, such exchange differences are recognized in the consolidated income statement as part of the gain or loss on sale.
On the disposal of a foreign operation (that is, a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss.
In the case of a partial disposal that does not result in the Group losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are reattributed to non-controlling interests and are not recognized in profit or loss.

(f)	Investment properties
Investment properties, principally comprising buildings and building improvements, are held for long-term rental yields or capital appreciation or both, and are not occupied by the Group. Investment properties currently being constructed or developed are classified as investment properties and stated at cost, less accumulated impairment losses, if any. Investment properties are initially measured at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses, if any. Investment properties are depreciated on a straight-line basis, at rates sufficient to write off their costs over their estimated useful lives of 3 to 50 years. The residual values and useful lives of investment properties are reviewed, and adjusted as appropriate at each balance sheet date. The effects of any revision are included in the consolidated income statement when the changes arise. During the year ended December 31, 2017, the Group revised the estimated useful lives of certain investment properties. See Note 3(a) for details.

(g)	Property and equipment
Leasehold interests in land classified as finance leases and all other property and equipment, except construction-in-progress, are stated at historical cost less accumulated depreciation and accumulated impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Leasehold interests in land classified as finance leases commence amortization from the time when the land interest becomes available for its intended use. Leasehold interests in land classified as finance leases are amortized and other property and equipment are depreciated on a straight-line basis, at rates sufficient to write off their costs over their estimated useful lives.
Property and equipment are depreciated as follows:

Leasehold interests in land classified as finance leases	50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10–50 years
Ferries	20 years
Furniture, fittings and equipment	3–20 years
Vehicles	5–6 years

During the year ended December 31, 2017, the Group revised the estimated useful lives of certain property and equipment. See Note3(a) for details.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the consolidated income statement during the financial period in which they are incurred.
Construction-in-progress represents property and equipment under construction and is stated at cost, less accumulated impairment losses, if any. This includes the direct costs of purchase, construction and capitalized borrowing costs. Construction-in-progress is not depreciated until such time as the relevant assets are completed and ready for their intended use, at which time they are transferred to the relevant asset category.
The assets’ residual values and useful lives are reviewed, and adjusted if applicable, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other expenses and losses” in the consolidated income statement.

(h)	Leased assets
Assets acquired pursuant to finance leases that transfer to the Group substantially all the rewards and risks of ownership are accounted for as if purchased.

(i)	Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of 4 years.

(j)	Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortization and are tested at least annually for impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (i.e. cash generating units or “CGU”). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

(k)	Financial assets
Classification and subsequent measurement of financial assets (upon application of IFRS 9 in accordance with transitions in note 2(b))
Financial assets that meet the following conditions are subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVTOCI”):

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at fair value through profit or loss (“FVTPL”).
The Group’s financial assets consist of cash and cash equivalents, restricted cash and cash equivalents and trade and other receivables.
Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Interest income is recognized by applying the effective interest rate, except for short-term receivables where the recognition of interest would be immaterial.
Impairment of financial assets (upon application IFRS 9 with transitions in accordance with note 2(b))
The Group recognizes a loss allowance for ECL on trade and other receivables which are subject to impairment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.
(i) Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).
(ii) Credit-impaired financial assets
A financial asset is credit-impaired when one or more events of default that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence a financial asset is credit-impaired includes observable data about the following events:

•	Significant financial difficulty of the issuer or the borrower;

•	A breach of contract, such as a default or past due event;

•	The Group, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession the lender would not otherwise consider;

•	It becomes probable the borrower will enter bankruptcy or other financial reorganization;

•	The disappearance of an active market for that financial asset because of financial reorganization; or

•
Observable data indicating there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:

(i)    adverse changes in the payment status of borrowers in the portfolio; or
(ii)    national or local economic conditions that correlate with defaults on the assets in the portfolio.
(iii) Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.
(iv) Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information.
Generally, the ECL is the difference between all contractual cash flows due to the Group in accordance with the contract and the cash flows the Group expects to receive.
Where ECL is measured on a collective basis or cater for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped based on shared credit risk characteristics and days past due.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
The Group recognizes an impairment gain or loss in profit or loss for trade and other receivables by adjusting their carrying amount through a loss allowance account.
Classification and subsequent measurement of financial assets (before application of IFRS 9 on January 1, 2018)
The Group’s financial assets consist of receivables, which are classified as loans and receivables under IAS 39 and are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and for which management has no intention of trading. They are included in current assets, except for the amounts settled or expected to be settled more than twelve months after the end of the reporting period, which are classified as non-current.
Receivables are subsequently carried at amortized cost. Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Impairment of financial assets (before application of IFRS 9 on January 1, 2018)
The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.
The criteria the Group uses to determine there is objective evidence of an impairment loss include:

•	Significant financial difficulty of the issuer or obligor;

•	A breach of contract, such as a default or delinquency in interest or principal payments;

•	The Group, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession the lender would not otherwise consider;

•	It becomes probable the borrower will enter bankruptcy or other financial reorganization;

•
Observable data indicating there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:

(i) adverse changes in the payment status of borrowers in the portfolio; or
(ii) national or local economic conditions that correlate with defaults on the assets in the portfolio.
The Group first assesses whether objective evidence of an impairment exists.
For the receivables, the amount of the loss is measured as the difference between the asset’s carrying amount and the estimated future cash flows (excluding future credit losses that have not been incurred). The carrying amount of the asset is reduced and the amount of the loss is recognized in the consolidated income statement.
If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the consolidated income statement.
Derecognition of financial assets
The Group derecognizes a financial asset when the consideration was received. On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

(l)	Cash and cash equivalents
Cash and cash equivalents include cash and short-term deposits with original maturities of three months or less. Restricted cash and cash equivalents are excluded from cash and cash equivalents in the consolidated statement of cash flows.

(m)	Inventories
Inventories consist primarily of food, beverage, retail products, ferry parts and general operating supplies, and are stated at the lower of cost and net realizable value. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable selling expenses.

(n)	Share capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issuance of equity instruments are shown in equity as a deduction, net of tax, from the proceeds.

(o)	Financial liabilities
The Group’s financial liabilities, including borrowings and trade and other payables, are initially measured at fair value and subsequently measured at amortized cost, using the effective interest method.
Derecognition/substantial modification of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group's obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the contractual terms of financial liability are modified such that the revised terms would result in a substantial modification from the original terms, after taking into account all relevant facts and circumstances including qualitative factors, such modification is accounted for as derecognition of the original financial liability and the recognition of new financial liability. The difference between the carrying amount of the financial liability derecognized and the fair value of consideration paid or payable, including any liabilities assumed and derivative components, is recognized in profit or loss.
Non-substantial modifications of financial liabilities (under IFRS 9 since January 1, 2018)
For non-substantial modifications of financial liabilities that do not result in derecognition, the carrying amount of the relevant financial liabilities will be calculated at the present value of the modified contractual cash flows discounted at the financial liabilities' original effective interest rate. Transaction costs or fees incurred are adjusted to the carrying amount of the modified financial liabilities and are amortized over the remaining term. Any adjustment to the carrying amount of the financial liability is recognized in profit or loss at the date of modification.
Non-substantial modifications of financial liabilities (before application of IFRS 9 on January 1, 2018)
For non-substantial modifications of financial liabilities that do not result in derecognition, at the point of modification, the carrying amount of the relevant financial liabilities is revised for directly attributable transaction costs and any consideration paid to or received from the counterparty. The effective interest rate is then adjusted to amortize the difference between the revised carrying amount and the expected cash flows over the life of the modified instrument.

(p)	Trade payables
Trade payables are obligations to pay for goods or services acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

(q)	Borrowings and financing costs
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent it is probable some or all of the facilities will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence it is probable some or all of the facilities will be drawn down, the fee is capitalized as a pre-payment for liquidity services and amortized over the period of the facility to which it relates.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.
A qualifying asset is an asset that takes a substantial period of time to get ready for its intended use (Note 2(g)). Financing costs incurred for the construction of any qualifying asset, less any investment income on the temporary investment of related borrowings, are capitalized during the period that is required to complete and prepare the asset for its intended use. Other financing costs, net of interest income, are expensed.

(r)	Current and deferred income tax and gaming tax
Income tax
Income tax expense is comprised of current and deferred tax.

(i)	Current income tax
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which the applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(ii)	Deferred income tax
Deferred income tax is recognized, using the liability method, for temporary differences arising between the tax bases of assets and liabilities and their carrying values in the consolidated financial statements. Deferred income tax is not accounted for if it arises from initial recognition of an asset or a liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) enacted or substantively enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent it is probable future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided for temporary differences arising from investments in subsidiaries, except when the timing of the reversal of the temporary difference can be controlled by the Group and it is probable the temporary difference will not reverse in the foreseeable future.

(iii)	Offsetting
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Gaming tax
According to the gaming subconcession granted by the Macao Government and the relevant legislation, the Group is required to pay 35% gaming tax on gross gaming revenues, which represents net wins from casino operations. The Group is also required to pay an additional 4% of gross gaming revenues as public development and social related contributions. On a monthly basis, the Group also makes certain variable and fixed payments to the Macao Government based on the number of slot machines and table games in its possession. These expenses are reported as “Gaming tax” in the consolidated income statement.

(s)	Employee benefits

(i)	Pension obligations
The Group operates a provident fund scheme, which is funded through payments to an insurance company. The provident fund scheme is a defined contribution plan available to all permanent employees after a three-month probation period. The Group contributes 5% of each employee’s basic salary to the fund and the employee is eligible to receive, upon resignation, 30% of these contributions after working for three consecutive years, gradually increasing to 100% after working for ten years. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due and are reduced by contributions forfeited by those employees who leave the scheme prior to vesting fully in the contributions. Prepaid contributions are recognized as an asset to the extent a cash refund or a reduction in the future payments is available.

(ii)	Share-based compensation
Equity-settled share-based payment transactions

(1)	Share options of the Company
The Company adopted an equity award plan (the “Equity Award Plan”) for grants of options to purchase ordinary shares of the Company. The cash subscribed for the shares issued when the options are exercised is credited to share capital (nominal value) and share premium, net of any directly attributable transaction costs. At the time when the options are exercised, the amount previously recognized in share-based compensation reserve will be transferred to share premium. When the options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share-based compensation reserve will be transferred to retained earnings.

(2)	Share options of LVS
The Group participates in the equity-settled share-based compensation plan of LVS and is a party to its non-qualified share option plan, Las Vegas Sands Corp. 2004 Equity Award Plan (the “2004 Plan”). The plan provides for the granting of share options pursuant to the applicable provisions of the Internal Revenue Code and regulations in the United States of America.
Share-based compensation expense arising from the granting of share options by LVS to the employees of the Group, to the extent of services rendered to the Group, is deemed to have been allocated to the Group as an expense with the corresponding increase in the share-based compensation reserves under equity.
The fair value of the employee services received in exchange for the grant of the options under the Equity Award Plan and the 2004 Plan is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted, excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period). Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. The total amount expensed is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of options expected to vest based on the non-market vesting conditions and service conditions.
The Group recognizes the impact of revisions to the original estimates, if any, in the consolidated income statement, with a corresponding adjustment to equity. When the options of the Equity Award Plan are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital and share premium.
Cash-settled share-based payment transactions of the Company
For cash-settled share-based payments, a financial liability is recognized for the employee services acquired, measured initially at the fair value of the liability. At the end of each reporting period until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.

(iii)	Social security fund
Full-time employees of the Group are covered by a government-mandated defined contribution plan pursuant to which a fixed amount of retirement benefit would be determined and paid by the Macao Government. Contributions are generally made by both employees and employers by paying a fixed amount on a monthly basis to the Social Security Fund Contribution managed by the Macao Government. The Group funds the entire contribution and has no further commitments beyond its monthly contributions.

(iv)	Annual leave and other paid leave
Employee entitlement to annual leave is recognized when it accrues to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees during the year. Employee entitlements to maternity leave and sick leave are not recognized until the time of leave.

(v)	Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of when the Group can no longer withdraw the offer of the termination benefits and when it recognizes any related restructuring costs. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after the balance sheet date are discounted to their present value.

(vi)	Bonus plans
The Group recognizes a liability and an expense for bonuses where contractually obliged or where there is a past practice that has created a constructive obligation.

(t)	Provisions
Provisions are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognized for future operating losses.
Provisions are measured at the present value of management’s best estimate of the expenditure to be required to settle the present obligation at the reporting date. The pre-tax discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

(u)	Contingent liabilities
A contingent liability is a possible obligation that arises from past events and whose existence will only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. It can also be a present obligation arising from past events that is not recognized because it is not probable an outflow of economic resources will be required or the amount of the obligation cannot be measured reliably.
A contingent liability is not recognized but is disclosed in the notes to the consolidated financial statements unless the probability of outflow of resources embodying economic benefits is remote. When a change in the probability of an outflow occurs so the outflow is probable, it will then be recognized as a provision.

(v)	Revenue recognition
Revenue from contracts with customers primarily consists of casino wagers, room sales, food and beverage transactions, convention sales and entertainment and ferry ticket sales. These contracts can be written, oral or implied by customary business practices.
Gross casino revenue is the aggregate of gaming wins and losses. The commissions rebated to junket operators and premium players for rolling play, cash discounts and other cash incentives to patrons related to gaming play are recorded as a reduction to gross casino revenue. Gaming contracts include a performance obligation to honor the patron’s wager and typically include a performance obligation to provide a product or service to the patron on a complimentary basis to incentivize gaming or in exchange for points earned under the Group’s loyalty programs.
For wagering contracts that include complimentary products and services provided by the Group to incentivize gaming, the Group allocates the relative stand-alone selling price of each product and service to the respective revenue type. Complimentary products or services provided under the Group’s control and discretion, which are supplied by third parties, are recorded as an operating expense.
For wagering contracts that include products and services provided to a patron in exchange for points earned under the Group’s loyalty programs, the Group allocates the estimated fair value of the points earned to the loyalty program liability. The loyalty program liability is a deferral of revenue until redemption occurs. Upon redemption of loyalty program points for Group-owned products and services, the stand-alone selling price of each product or service is allocated to the respective revenue type. For redemptions of points with third parties, the redemption amount is deducted from the loyalty program liability and paid directly to the third party. Any discounts received by the Group from the third party in connection with this transaction are recorded to other revenue.
After allocation to the other revenue types for products and services provided to patrons as part of a wagering contract, the residual amount is recorded to casino revenue as soon as the wager is settled. As all wagers have similar characteristics, the Group accounts for its gaming contracts collectively on a portfolio basis versus an individual basis.
Hotel revenue recognition criteria are met at the time of occupancy. Food and beverage revenue recognition criteria are met at the time of service. Convention revenues are recognized when the related service is rendered or the event is held. Deposits for future hotel occupancy, convention space or food and beverage services contracts are recorded as deferred revenue until the revenue recognition criteria are met. Cancellation fees for convention contracts are recognized upon cancellation by the customer and are included in other revenues. Ferry and entertainment revenue recognition criteria are met at the completion of the ferry trip or event, respectively. Revenue from contracts with a combination of these services is allocated pro rata based on each service’s relative stand-alone selling price.
The Group’s accounting policy for recognition of revenue from operating leases is described in the accounting policy for leases/right of use below.

(w)	Pre-opening expenses
Pre-opening expenses represent personnel and other costs incurred prior to the opening of new properties and are expensed as incurred.

(x)	Leases/right of use

(i)	As the lessor/grantor for operating leases/right of use
When assets are leased/granted out under an agreement for the right of use, the asset is included in the consolidated balance sheet based on the nature of the asset. Lease rental/income from right of use (net of any incentives given to tenants or to retailers) is recognized over the terms of the lease/right of use on a straight-line basis. Turnover fees arising under operating leases/right of use are recognized as income in the period in which they are earned.

(ii)	As the lessee for operating leases
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the consolidated income statement on a straight-line basis over the period of the lease.

(iii)	As the lessee for finance leases
The Group leases land and certain equipment. Leases of land and equipment where the Group has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are recognized at the leases’ commencement at the lower of the fair value of the leased assets and the present value of the minimum lease payments.
Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in borrowings. The interest element of the finance cost is charged to the consolidated income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The land and equipment acquired under a finance lease are depreciated over the shorter of the useful life of the asset and the lease term.

(y)	Dividend distributions
Dividend distributions to the Company’s Shareholders are recognized as a liability in the Group’s and the Company’s financial statements in the period in which the dividends are approved by the Company’s Shareholders or directors, where appropriate.